Net Loss per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Numerator:
Net loss from continuing operations		$ (29,887)			$ 4,505						$ (56,686)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Net loss from discontinued operations		(16,187)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(21,894)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Effect of dilutive securities:
Stock-based compensation
Warrants to purchase common stock
Denominator for diluted net (loss) income per common share		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Basic and diluted net (loss) income per common share
From continuing operations		$ (1.49)			$ 3.63						$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
From discontinued operations		$ (0.81)			$ (7.99)						$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share		$ (2.30)			$ (4.36)						$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Basic net (loss) per common share from continuing operations		$ (1.49)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.81)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.30)	$ (29.50)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.49)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.60)	$ 6.95	$ 4.99	$ (5.57)	$ (4.89)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.81)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.89)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.10	$ (2.30)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)